Warrant Liabilities (Details 1) (Warrant [Member], USD $)	9 Months Ended
Sep. 30, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Initial Measurement June 25, 2013	$ 4,827,788
Decrease in Warrants Exercised in 2013	(201,311)
Non-cash charge or the change in the fair value	5,349,422
Balances for liability	$ 9,975,899